UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5301
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
September 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 14.7%
62	Advance Auto Parts, Inc.	$11,751
308	Amazon.com, Inc. (a)	157,662
92	AutoNation, Inc. (a)	5,353
23	AutoZone, Inc. (a)	16,648
144	Bed Bath & Beyond, Inc. (a)	8,211
252	Best Buy Company, Inc.	9,354
190	BorgWarner, Inc.	7,902
136	CarMax, Inc. (a)	8,068
645	Carnival Corporation	32,057
467	CBS Corporation	18,633
45	Charter Communications, Inc. (a)	7,913
21	Chipotle Mexican Grill, Inc. (a)	15,125
1,959	Comcast Corporation	111,428
326	D.R. Horton, Inc.	9,571
106	Darden Restaurants, Inc.	7,265
230	Delphi Automotive plc	17,489
359	Discovery Communications, Inc. (a)	9,345
98	DISH Network Corporation (a)	5,717
231	Dollar General Corporation	16,734
288	Dollar Tree, Inc. (a)	19,198
94	Expedia, Inc.	11,062
94	Foot Locker, Inc.	6,765
5,090	Ford Motor Company	69,071
2,878	General Motors Company	86,398
96	Genuine Parts Company	7,957
268	H&R Block, Inc.	9,702
312	Hanesbrands, Inc.	9,029
158	Harley-Davidson, Inc.	8,674
70	Harman International Industries, Inc.	6,719
98	Hasbro, Inc.	7,070
805	Hilton Worldwide Holdings, Inc.	18,467
134	Jarden Corporation (a)	6,550
652	Johnson Controls, Inc.	26,967
165	Kohl's Corporation	7,641
170	L Brands, Inc.	15,322
526	Las Vegas Sands Corporation	19,972
78	Lear Corporation	8,485
159	Lennar Corporation	7,653
297	Liberty Interactive Corporation (a)	7,790
182	Liberty Media Corporation (a)	6,501
225	LKQ Corporation (a)	6,381
865	Lowe's Companies, Inc.	59,616
260	Macy's, Inc.	13,343
207	Marriott International, Inc.	14,117
523	McDonald's Corporation	51,531
327	MGM Resorts International (a)	6,033
251	Michael Kors Holdings Ltd (a)	10,602
57	Mohawk Industries, Inc. (a)	10,362
315	Netflix, Inc. (a)	32,527
162	Newell Rubbermaid, Inc.	6,433
421	News Corporation	5,313
531	Nike, Inc.	65,297
131	Nordstrom, Inc.	9,394
293	Norwegian Cruise Line Holdings Ltd. (a)	16,789
4	NVR, Inc. (a)	6,101
68	O Reilly Automotive, Inc. (a)	17,000
158	Omnicom Group, Inc.	10,412
60	Polaris Industries, Inc.	7,192
60	PVH Corporation	6,116
50	Ralph Lauren Corporation	5,908
276	Ross Stores, Inc.	13,378
207	Royal Caribbean Cruises Ltd.	18,442
59	Signet Jewelers Limited	8,032
3,926	Sirius XM Holdings, Inc. (a)	14,683
51	Skechers USA, Inc. (a)	6,838
953	Starbucks Corporation	54,169
94	Starwood Hotels & Resorts Worldwide, Inc.	6,249

459	Target Corporation	36,105
345	The Gap, Inc.	9,833
370	The Goodyear Tire & Rubber Company	10,852
992	The Home Depot, Inc.	114,566
353	The Interpublic Group Companies, Inc.	6,753
35	The Priceline Group, Inc. (a)	43,290
459	The TJX Companies, Inc.	32,782
1,243	The Walt Disney Company	127,035
85	Tiffany & Company	6,564
146	Time Warner Cable, Inc.	26,188
884	Time Warner, Inc.	60,775
194	Toll Brothers, Inc. (a)	6,643
95	Tractor Supply Company	8,010
81	TripAdvisor, Inc. (a)	5,105
2,032	Twenty-First Century Fox, Inc.	54,823
41	ULTA Salon Cosmetics & Fragrance, Inc. (a)	6,697
113	Under Armour, Inc. (a)	10,936
252	V.F. Corporation	17,189
436	Viacom, Inc.	18,813
42	Whirlpool Corporation	6,185
85	Wyndham Worldwide Corporation	6,112
253	Yum! Brands, Inc.	20,227
		1,960,960
Consumer Staples - 9.3%
1,129	Altria Group, Inc.	61,418
444	Archer-Daniels-Midland Company	18,404
111	Brown-Forman Corporation	10,756
129	Bunge Ltd.	9,456
138	Campbell Soup Company	6,994
86	Church & Dwight Company, Inc.	7,215
111	Coca-Cola Enterprises, Inc.	5,367
509	Colgate-Palmolive Company	32,301
231	ConAgra Foods, Inc.	9,358
156	Constellation Brands, Inc.	19,533
253	Costco Wholesale Corporation	36,576
905	CVS Health Corporation	87,314
107	Dr Pepper Snapple Group, Inc.	8,458
364	General Mills, Inc.	20,431
180	Hormel Foods Corporation	11,396
190	Kellogg Company	12,645
89	Keurig Green Mountain, Inc.	4,640
197	Kimberly-Clark Corporation	21,481
1,611	Kraft Heinz Company	113,704
74	McCormick & Company, Inc.	6,081
130	Mead Johnson Nutrition Company	9,152
961	Mondelez International, Inc.	40,237
123	Monster Beverage Corporation (a)	16,622
820	Pepsico, Inc.	77,326
840	Philip Morris International, Inc.	66,637
259	Pilgrim's Pride Corporation	5,382
912	Reynolds American, Inc.	40,374
72	Spectrum Brands Holdings, Inc.	6,589
376	Sysco Corporation	14,653
62	The Clorox Company	7,163
1,287	The Coca-Cola Company	51,634
216	The Estee Lauder Companies, Inc.	17,427
120	The Hershey Company	11,026
83	The J. M. Smucker Company	9,469
669	The Kroger Company	24,131
1,388	The Procter & Gamble Company	99,853
380	Tyson Foods, Inc.	16,378
778	Walgreens Boots Alliance, Inc.	64,652
2,244	Wal-Mart Stores, Inc.	145,501
148	Whitewave Foods Company (a)	5,942
214	Whole Foods Market, Inc.	6,773
		1,240,449
Energy - 5.2%
124	Anadarko Petroleum Corporation	7,488
153	Apache Corporation	5,992
157	Baker Hughes, Inc.	8,170
73	Buckeye Partners LP	4,327
85	Cameron International Corporation (a)	5,212
1,127	Chevron Corporation	88,898
233	Columbia Pipeline Group, Inc.	4,262

55	Concho Resources, Inc. (a)	5,407
550	ConocoPhillips	26,378
247	Devon Energy Corporation	9,161
260	Enbridge Energy Partners, LP	6,427
1,189	Energy Transfer Equity, LP	24,743
289	Energy Transfer Partners, LP	11,869
1,115	Enterprise Prods Partners, LP	27,764
160	EOG Resources, Inc.	11,648
94	EQT Corporation	6,088
1,898	Exxon Mobil Corporation	141,116
440	Halliburton Company	15,554
157	Hess Corporation	7,859
857	Kinder Morgan, Inc.	23,722
132	Magellan Midstream Partners LP	7,935
553	Marathon Oil Corporation	8,516
370	Marathon Petroleum Corporation	17,142
212	National Oilwell Varco, Inc.	7,982
223	Noble Energy, Inc.	6,730
300	Occidental Petroleum Corporation	19,845
200	ONEOK Partners, LP	5,852
231	ONEOK, Inc.	7,438
287	Phillips 66	22,053
70	Pioneer Natural Resources Company	8,515
228	Plains All American Pipeline, LP	6,927
596	Schlumberger Ltd.	41,106
547	Spectra Energy Corporation	14,370
152	Spectra Energy Partners, LP	6,113
303	Sunoco Logistics Partners LP	8,684
106	Tesoro Corporation	10,307
477	Valero Energy Corporation	28,668
134	Western Gas Equity Partners, LP	5,284
254	Williams Companies, Inc.	9,360
310	Williams Partners LP	9,895
		694,807
Financials - 19.5%
257	ACE Limited	26,574
31	Affiliated Managers Group, Inc. (a)	5,301
379	AFLAC, Inc.	22,031
253	Ally Financial, Inc. (a)	5,156
907	American Express Company	67,236
1,209	American International Group, Inc.	68,695
230	American Tower Corporation (b)	20,235
225	Ameriprise Financial, Inc.	24,554
733	Annaly Capital Management, Inc. (b)	7,235
325	Aon plc	28,798
86	Arch Capital Group Ltd. (a)	6,318
213	Arthur J Gallagher & Company	8,793
75	Avalonbay Communities, Inc. (b)	13,112
13,652	Bank America Corporation	212,698
599	BB&T Corporation	21,324
1,258	Berkshire Hathaway, Inc. (a)	164,043
140	BlackRock, Inc.	41,646
73	Boston Properties, Inc. (b)	8,643
452	Capital One Financial Corporation	32,779
237	CBRE Group, Inc. (a)	7,584
160	CIT Group, Inc.	6,405
3,778	Citigroup, Inc.	187,427
563	Citizens Financial Group, Inc.	13,433
233	CME Group, Inc.	21,608
268	CNA Financial Corporation	9,361
141	Comerica, Inc.	5,795
155	Crown Castle International, Corporation (b)	12,225
420	Discover Financial Services	21,836
237	E Trade Financial Corporation (a)	6,240
28	Equinix, Inc. (b)	7,655
136	Equity Residential (b)	10,216
32	Essex Property Trust, Inc. (b)	7,149
38	Everest Re Group Ltd.	6,587
322	Fidelity National Financial, Inc.	11,421
621	Fifth Third Bancorp	11,743
92	First Republic Bank/CA	5,775
492	Franklin Resources, Inc.	18,332
502	General Growth Properties, Inc. (b)	13,037
302	HCP, Inc. (b)	11,250

434	Host Hotels & Resorts, Inc. (b)	6,862
505	Huntington Bancshares, Inc.	5,353
97	Intercontinental Exchange, Inc.	22,794
460	Invesco Ltd.	14,366
3,369	JPMorgan Chase & Company	205,408
661	KeyCorp	8,600
242	Kimco Realty Corporation (b)	5,912
595	KKR & Company LP	9,984
208	Lazard Ltd.	9,006
1,246	Leucadia National Corporation	25,244
239	Lincoln National Corporation	11,343
340	Loews Corporation	12,288
94	M&T Bank Corporation	11,463
331	Marsh & McLennan Companies, Inc.	17,285
176	McGraw Hill Financial, Inc.	15,224
1,163	MetLife, Inc.	54,835
215	Moody's Corporation	21,113
2,025	Morgan Stanley	63,787
168	Northern Trust Corporation	11,451
399	Principal Financial Group, Inc.	18,889
317	Progressive Corporation	9,713
223	Prologis, Inc. (b)	8,675
561	Prudential Financial, Inc.	42,754
75	Public Storage (b)	15,872
144	Raymond James Financial, Inc.	7,147
203	Realogy Holdings Corporation (a)	7,639
1,010	Regions Financial Corporation	9,100
75	Reinsurance Group of America, Inc.	6,794
146	SEI Investments Company	7,042
155	Simon Property Group, Inc. (b)	28,477
346	State Street Corporation	23,255
520	SunTrust Banks, Inc.	19,885
516	Synchrony Financial (a)	16,151
175	T. Rowe Price Group, Inc.	12,163
447	TD Ameritrade-Holding Corporation	14,232
301	The Allstate Corporation	17,530
910	The Bank of New York Mellon Corporation	35,626
346	The Blackstone Group LP	10,958
1,124	The Charles Schwab Corporation	32,101
169	The Chubb Corporation	20,728
429	The Goldman Sachs Group, Inc.	74,543
359	The Hartford Financial Services Group, Inc.	16,435
93	The Macerich Company (b)	7,144
214	The Nasdaq OMX Group, Inc.	11,413
348	The PNC Financial Services Group, Inc.	31,042
290	The Travelers Companies, Inc.	28,864
96	Torchmark Corporation	5,414
194	Unum Group	6,224
1,437	US Bancorp	58,931
204	Ventas, Inc. (b)	11,436
86	Vornado Realty Trust (b)	7,776
290	Voya Financial, Inc.	11,243
4,068	Wells Fargo & Company	208,892
241	Welltower, Inc.	16,321
351	Weyerhaeuser Company (b)	9,596
184	XL Group plc	6,683
		2,589,256
Health Care - 12.5%
791	Abbott Laboratories	31,814
1,008	AbbVie, Inc.	54,845
263	Aetna, Inc.	28,775
120	Alexion Pharmaceuticals, Inc. (a)	18,767
364	Allergan plc (a)	98,939
213	AmerisourceBergen Corporation	20,233
483	Amgen, Inc.	66,809
207	Anthem, Inc.	28,980
309	Baxalta, Inc.	9,737
188	Baxter International, Inc.	6,176
181	Becton, Dickinson and Company	24,012
172	Biogen, Inc. (a)	50,191
652	Boston Scientific Corporation (a)	10,699
766	Bristol-Myers Squibb Company	45,347
196	Cardinal Health, Inc.	15,057
479	Celgene Corporation (a)	51,813

110	Centene Corporation (a)	5,965
242	Cerner Corporation (a)	14,510
202	Cigna Corporation	27,274
158	Community Health System, Inc. (a)	6,758
36	C.R. Bard, Inc.	6,707
146	DaVita HealthCare Partners, Inc. (a)	10,560
74	Edwards Lifesciences Corporation (a)	10,521
346	Eli Lilly and Company	28,957
502	Express Scripts Holding Company (a)	40,642
1,880	Gilead Sciences, Inc.	184,597
334	HCA Holdings, Inc. (a)	25,838
49	Henry Schein, Inc. (a)	6,503
137	Hologic, Inc. (a)	5,361
95	Humana, Inc.	17,005
96	Illumina, Inc. (a)	16,879
16	Intuitive Surgical, Inc. (a)	7,353
1,845	Johnson & Johnson	172,231
72	Laboratory Corporation of America Holdings (a)	7,810
168	Mallinckrodt plc (a)	10,742
194	McKesson Corporation	35,896
172	Medivation, Inc. (a)	7,310
784	Medtronic plc	52,481
1,258	Merck & Company, Inc.	62,133
428	Mylan NV (a)	17,231
53	Perrigo Company plc	8,335
2,635	Pfizer, Inc.	82,765
119	Quest Diagnostics, Inc.	7,315
73	Quintiles Transnational Holdings, Inc. (a)	5,079
51	Regeneron Pharmaceuticals, Inc. (a)	23,722
178	St Jude Medical, Inc.	11,230
227	Stryker Corporation	21,361
280	Thermo Fisher Scientific, Inc.	34,238
687	Unitedhealth Group, Inc.	79,699
69	Universal Health Services, Inc.	8,612
145	Vertex Pharmaceuticals, Inc. (a)	15,100
44	Waters Corporation (a)	5,201
95	Zimmer Holdings, Inc.	8,923
308	Zoetis, Inc.	12,683
		1,667,721
Industrials - 10.8%
437	3M Company	61,953
28	Acuity Brands, Inc.	4,916
118	Alaska Air Group, Inc.	9,375
1,373	American Airlines Group, Inc.	53,314
158	Ametek, Inc.	8,267
55	Carlisle Companies, Inc.	4,806
340	Caterpillar, Inc.	22,222
99	CH Robinson Worldwide, Inc.	6,710
84	Cintas Corporation	7,203
820	CSX Corporation	22,058
149	Cummins, Inc.	16,178
475	Danaher Corporation	40,475
204	Deere & Company	15,096
1,463	Delta Air Lines, Inc.	65,645
98	Dover Corporation	5,604
392	Eaton Corporation plc	20,110
384	Emerson Electric Company	16,961
86	Equifax, Inc.	8,357
120	Expeditors International of Washington, Inc.	5,646
206	Fastenal Company	7,542
218	FedEx Corporation	31,388
106	Fortune Brands Home & Security, Inc.	5,032
280	General Dynamics Corporation	38,626
5,730	General Electric Company	144,511
300	HD Supply Holdings, Inc. (a)	8,586
621	Honeywell International, Inc.	58,802
60	Huntington Ingalls Industries, Inc.	6,429
100	Icahn Enterprises LP	6,702
264	Illinois Tool Works, Inc.	21,730
206	Ingersoll-Rand plc	10,459
84	JB Hunt Transport Services, Inc.	5,998
478	JetBlue Airways Corporation (a)	12,318
80	Kansas City Southern	7,270
212	Lockheed Martin Corporation	43,950

261	Masco Corporation	6,572
238	Nielsen Holdings plc	10,584
241	Norfolk Southern Corporation	18,412
132	Northrop Grumman Corporation	21,905
287	PACCAR, Inc.	14,973
104	Parker-Hannifin Corporation	10,119
177	Pentair plc	9,034
77	Precision Castparts Corporation	17,688
206	Raytheon Company	22,508
216	Republic Services, Inc.	8,899
91	Rockwell Automation, Inc.	9,234
94	Rockwell Collins, Inc.	7,693
69	Roper Technologies, Inc.	10,812
43	Snap-on, Inc.	6,490
1,105	Southwest Airlines Company	42,034
189	Spirit AeroSystems Holdings, Inc. (a)	9,136
109	Stanley Black & Decker, Inc.	10,571
57	Stericycle, Inc. (a)	7,941
191	Textron, Inc.	7,189
531	The Boeing Company	69,534
47	TransDigm Group, Inc. (a)	9,983
360	Tyco International plc	12,046
681	Union Pacific Corporation	60,207
1,038	United Continental Holdings, Inc. (a)	55,066
752	United Parcel Service, Inc.	74,215
140	United Rentals, Inc. (a)	8,407
640	United Technologies Corporation	56,954
48	W.W. Grainger, Inc.	10,320
72	Wabtec Corporation	6,340
300	Waste Management, Inc.	14,943
		1,434,048
Information Technology - 19.4%
421	Accenture plc	41,367
476	Activision Blizzard, Inc.	14,704
363	Adobe Systems, Inc. (a)	29,846
109	Akamai Technologies, Inc. (a)	7,528
49	Alliance Data Systems Corporation (a)	12,690
135	Altera Corporation	6,761
187	Amphenol Corporation	9,530
201	Analog Devices, Inc.	11,338
5,192	Apple, Inc.	572,678
1,144	Applied Materials, Inc.	16,805
276	Automatic Data Processing, Inc.	22,179
389	Broadcom Corporation	20,006
3,507	Cisco Systems, Inc.	92,059
97	Citrix Systems, Inc. (a)	6,720
416	Cognizant Technology Solutions Corporation (a)	26,046
855	Corning, Inc.	14,638
626	eBay, Inc. (a)	15,299
370	Electronic Arts, Inc. (a)	25,068
1,133	EMC Corporation	27,373
46	F5 Networks, Inc. (a)	5,327
1,981	Facebook, Inc. (a)	178,092
119	Fidelity National Information Services, Inc.	7,983
143	Fiserv, Inc. (a)	12,385
62	FleetCor Technologies, Inc. (a)	8,532
263	Freescale Semiconductor, Ltd. (a)	9,621
439	Google, Inc. (a)	280,244
129	Harris Corporation	9,436
853	Hewlett-Packard Company	21,845
3,362	Intel Corporation	101,331
770	International Business Machines Corporation	111,627
201	Intuit, Inc.	17,839
314	Juniper Networks, Inc.	8,073
130	KLA-Tencor Corporation	6,500
154	Lam Research Corporation	10,061
797	MasterCard, Inc.	71,826
123	Microchip Technology, Inc.	5,300
1,372	Micron Technology, Inc. (a)	20,553
4,516	Microsoft Corporation	199,878
304	NVIDIA Corporation	7,494
2,672	Oracle Corporation	96,513
213	Paychex, Inc.	10,145
1,121	Paypal Holdings, Inc. (a)	34,796

142	Qorvo, Inc. (a)	6,397
1,043	QUALCOMM, Inc.	56,040
93	Red Hat, Inc. (a)	6,685
238	Sabre Corporation	6,469
411	salesforce.com, Inc. (a)	28,536
224	Seagate Technology plc	10,035
188	Skyworks Solutions, Inc.	15,831
411	Symantec Corporation	8,002
275	TE Connectivity Ltd.	16,470
709	Texas Instruments, Inc.	35,110
337	The Western Union Company	6,187
121	Vantiv, Inc. (a)	5,435
1,579	Visa, Inc.	109,993
289	VMware, Inc. (a)	22,770
142	Western Digital Corporation	11,280
648	Xerox Corporation	6,305
156	Xilinx, Inc.	6,614
352	Yahoo!, Inc. (a)	10,176
		2,576,371
Materials - 3.0%
140	Air Products & Chemicals, Inc.	17,861
1,416	Alcoa, Inc.	13,679
77	Ashland, Inc.	7,748
134	Celanese Corporation	7,929
197	CF Industries Holdings, Inc.	8,845
536	E. I. du Pont de Nemours and Company	25,835
136	Eastman Chemical Company	8,802
216	Ecolab, Inc.	23,699
961	Freeport-McMoRan, Inc.	9,312
51	International Flavors & Fragrances, Inc.	5,266
393	International Paper Company	14,851
457	LyondellBasell Industries NV	38,096
59	Martin Marietta Materials, Inc.	8,965
497	Monsanto Company	42,414
432	Newmont Mining Corporation	6,942
261	Nucor Corporation	9,801
82	Packaging Corporation of America	4,933
213	PPG Industries, Inc.	18,678
182	Praxair, Inc.	18,539
133	Sealed Air Corporation	6,235
49	Sigma-Aldrich Corporation	6,807
391	Southern Copper Corporation	10,448
880	The Dow Chemical Company	37,312
314	The Mosaic Company	9,769
81	The Sherwin-Williams Company	18,045
139	Vulcan Materials Company	12,399
70	W.R. Grace & Company (a)	6,513
92	Westrock Company	4,732
		404,455
Telecommunication Services - 2.8%
4,117	AT&T, Inc.	134,132
398	CenturyLink, Inc.	9,998
321	Level 3 Communications, Inc. (a)	14,024
74	SBA Communications Corporation (a)	7,751
6,445	Sprint Corporation (a)	24,749
938	T-Mobile US, Inc. (a)	37,342
3,074	Verizon Communications, Inc.	133,750
243	Zayo Group Holdings, Inc. (a)	6,162
		367,908
Utilities - 2.6%
356	American Electric Power Company, Inc.	20,242
133	American Water Works Company, Inc.	7,326
527	Calpine Corporation (a)	7,694
197	Consolidated Edison, Inc.	13,170
393	Dominion Resources, Inc.	27,659
127	DTE Energy Company	10,207
502	Duke Energy Corporation	36,114
214	Edison International	13,497
132	Entergy Corporation	8,593
252	Eversource Energy	12,756
779	Exelon Corporation	23,136
400	FirstEnergy Corporation	12,524
349	NextEra Energy, Inc.	34,045
815	NRG Energy, Inc.	12,103

368		PG&E Corporation	19,431
461		PPL Corporation	15,162
384		Public Service Enterprise Group	16,190
144		SCANA Corporation	8,102
609		Southern Company	27,222
656		The AES Corporation	6,422
374		Xcel Energy, Inc.	13,243
			344,838
TOTAL COMMON STOCKS (Cost $14,336,535)			13,280,813

MONEY MARKET FUNDS - 0.1%
7,915		First American Prime Obligation Class Z, 0.02% *	7,915
TOTAL MONEY MARKET FUNDS (Cost $7,915)			7,915
TOTAL INVESTMENTS - 99.9% (Cost $14,344,450)			13,288,728
Other Assets in Excess of Liabilities - 0.1%			9,616
NET ASSETS - 100.0%			$13,298,344

	*	Rate shown is annualized seven-day yield as of September 30, 2015
	(a)	Non-income producing
	(b)	Real Estate Investment Trusts (REITs)
	ADR	American Depositary Receipt

The Global Industry Classification Standard(GICS®) was developed y and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,280,813	$-	$-	$13,280,813
Money Market Funds	7,915	-	-	7,915
Total Investments in Securities	$13,288,728	$-	$-	$13,288,728
^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)    /s/ Paul Fearday
                                                  Paul R. Fearday, President (Principal Executive Officer)

Date                       11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul Fearday
  Paul R. Fearday, President (Principal Executive Officer)

Date                       11/24/15

By (Signature and Title)*  /s/ Kristen Weitzel
  Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date                       11/17/15

* Print the name and title of each signing officer under his or her signature.